SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Revenue	$ 2,687	$ 2,952
Site operating costs, royalties and community relations	1,175	1,318
Depreciation	276	306
Exploration, evaluation and project expenses	22	30
Other expenses (income)	25	1
Income before income taxes	1,189	1,297
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Revenue	1,485	1,409
Site operating costs, royalties and community relations	633	543
Depreciation	294	222
Exploration, evaluation and project expenses	10	12
Other expenses (income)	1	4
Income before income taxes	547	628
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Revenue	987	960
Site operating costs, royalties and community relations	415	391
Depreciation	200	184
Exploration, evaluation and project expenses	1	7
Other expenses (income)	0	3
Income before income taxes	371	375
Operating segments | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Revenue	1,514	1,613
Site operating costs, royalties and community relations	505	511
Depreciation	234	224
Exploration, evaluation and project expenses	5	11
Other expenses (income)	11	(6)
Income before income taxes	759	873
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	617	660
Cost of sales, attributable to non-controlling interests	294	293
Profit (loss), attributable to non-controlling interests	318	365
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue	1,249	1,208
Site operating costs, royalties and community relations	454	452
Depreciation	278	267
Exploration, evaluation and project expenses	18	11
Other expenses (income)	25	29
Income before income taxes	474	449
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	250	242
Cost of sales, attributable to non-controlling interests	146	144
Profit (loss), attributable to non-controlling interests	95	90
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	661	648
Site operating costs, royalties and community relations	232	223
Depreciation	141	174
Exploration, evaluation and project expenses	5	2
Other expenses (income)	5	5
Income before income taxes	278	244
Operating segments | Veladero
Disclosure of operating segments [line items]
Revenue	382	333
Site operating costs, royalties and community relations	177	144
Depreciation	85	69
Exploration, evaluation and project expenses	1	0
Other expenses (income)	1	6
Income before income taxes	118	114
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Revenue	552	571
Site operating costs, royalties and community relations	240	227
Depreciation	56	91
Exploration, evaluation and project expenses	0	0
Other expenses (income)	2	(1)
Income before income taxes	254	254
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue	361	240
Site operating costs, royalties and community relations	155	112
Depreciation	57	72
Exploration, evaluation and project expenses	0	0
Other expenses (income)	2	25
Income before income taxes	147	31
Operating segments | Other Mines
Disclosure of operating segments [line items]
Revenue	2,659	3,124
Site operating costs, royalties and community relations	1,179	1,414
Depreciation	580	715
Exploration, evaluation and project expenses	10	14
Other expenses (income)	81	55
Income before income taxes	809	926
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	12,537	13,058
Site operating costs, royalties and community relations	5,165	5,335
Depreciation	2,201	2,324
Exploration, evaluation and project expenses	72	87
Other expenses (income)	153	121
Income before income taxes	4,946	5,191
Operating segments | Segment total [Member]
Disclosure of operating segments [line items]
Revenue	11,876	12,410
Site operating costs, royalties and community relations	4,933	5,112
Depreciation	2,060	2,150
Exploration, evaluation and project expenses	67	85
Other expenses (income)	148	116
Income before income taxes	4,668	4,947
Accretion	26	22
Operating segments | Nevada Gold Mines
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	2,362	2,432
Cost of sales, attributable to non-controlling interests	1,359	1,369
Profit (loss), attributable to non-controlling interests	991	1,036
Operating segments | North Mara, Bulyanhulu and Buzwagi [Member]
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	159	194
Cost of sales, attributable to non-controlling interests	92	114
Profit (loss), attributable to non-controlling interests	63	76
Operating segments | Tongon [Member]
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	38	52
Cost of sales, attributable to non-controlling interests	32	39
Profit (loss), attributable to non-controlling interests	5	14
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	(661)	(648)
Site operating costs, royalties and community relations	(232)	(223)
Depreciation	(141)	(174)
Exploration, evaluation and project expenses	(5)	(2)
Other expenses (income)	(5)	(5)
Income before income taxes	$ (278)	$ (244)